Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
Dec. 31, 2012 CNY
Consolidated Statements of Changes in Equity
Foreign currency exchange translation adjustment, tax	0
Cash flow hedging derivatives, tax	0
Numbers of subsidiaries' noncontrolling interests holders to whom stock was issued	2